Other Income, Net (Components Of Other Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Pipeline Joint Ventures [Member]	Dec. 31, 2010 Pipeline Joint Ventures [Member]	Dec. 31, 2009 Pipeline Joint Ventures [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2009 Other [Member]	Mar. 31, 2011 Toledo Refinery And Related Inventory [Member]	Dec. 31, 2011 Toledo Refinery And Related Inventory [Member]	Dec. 31, 2011 Retail Portfolio Management Program [Member]	Dec. 31, 2010 Retail Portfolio Management Program [Member]	Dec. 31, 2009 Retail Portfolio Management Program [Member]	Dec. 31, 2009 Retail Heating Oil And Propane Distribution Business [Member]	Dec. 31, 2011 Other Divestments [Member]	Dec. 31, 2010 Other Divestments [Member]	Dec. 31, 2009 Other Divestments [Member]
Component of Other Income, Nonoperating [Line Items]
(Gain) loss on divestment of discontinued operations										$ 2	$ 2	$ 9	$ 17	$ 24	$ 44	$ 2	$ 4	$ 1
Equity income	15	28	23	13	27	26	2	1	(3)
Other	21	33	3
Other income, net (Notes 2 and 3)	$ 49	$ 82	$ 95